Total
BNY Mellon Corporate Bond Fund
Fund Summary BNY Mellon Corporate Bond Fund
Investment Objective
The fund seeks total return (consisting of capital appreciation and current income).
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Corporate Bond Fund	Class M Shares	Investor Shares
Investment advisory fees	0.40%	0.40%
Shareholder services fees	none	0.25%
Administration fees	0.14%	0.14%
Miscellaneous other expenses	0.04%	0.04%
Total other expenses	0.18%	0.43%
Total annual fund operating expenses	0.58%	0.83%

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Corporate Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	59	186	324	726
Investor Shares	85	265	460	1,025

Expense Example No Redemption - BNY Mellon Corporate Bond Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class M Shares	59	186	324	726
Investor Shares	85	265	460	1,025

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 11.99% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in corporate bonds. The fund's portfolio manager uses a disciplined process to select bonds and manage risk. The process includes computer modeling and scenario testing of possible changes in market conditions. The fund's portfolio manager will use other techniques in an attempt to manage market risk and duration.

The fund's portfolio manager actively manages the fund's bond market and maturity exposure and credit profile. The fund normally invests at least 80% of its net assets in bonds rated investment grade (i.e., Baa/BBB or higher) at the time of purchase or, if unrated, deemed of comparable quality by BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), with at least 65% of such investment grade bonds issued by corporations or the U.S. government or its agencies. Generally, the average effective duration of the fund's portfolio will not exceed eight years. The fund may invest in individual bonds of any duration. There are no restrictions on the dollar-weighted average maturity of the fund's portfolio or on the maturities of the individual bonds the fund may purchase. A bond's maturity is the length of time until the principal must be fully repaid with interest. Dollar-weighted average maturity is an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates.

In selecting corporate bonds for investment, the fund's portfolio manager analyzes fundamental metrics, including the issuer's cash flow, leverage and operating margins, as well as its business strategy and operating performance, and macro economic factors.

The fund typically sells a security when the fund's portfolio manager believes that there has been a negative change in the credit quality of the issuer or has identified a more attractive opportunity or when the portfolio manager seeks to manage the fund's duration or tax position or to provide liquidity to meet shareholder redemptions.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund's Class M shares from year to year. The table compares the average annual total returns of the fund's Class M shares and Investor shares to those of the Bloomberg U.S. Intermediate Credit Index and the Bloomberg U.S. Credit Index.

After-tax performance is shown only for Class M shares. After-tax performance of the fund's Investor shares will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses.

Year-by-Year Total Returns as of 12/31 each year (%)Class M

Best Quarter Q2, 2020: 8.88% Worst Quarter Q1, 2022: -5.96%

The year-to-date total return of the fund's Class M shares as of September 30, 2023 was 2.78%.

Average Annual Total Returns as of 12/31/22
Average Annual Returns - BNY Mellon Corporate Bond Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class M Shares	(11.59%)	1.24%	2.27%
Investor Shares	(11.77%)	1.00%	2.02%
After Taxes on Distributions | Class M Shares	(12.88%)	(0.25%)	0.77%
After Taxes on Distributions and Sale of Fund Shares | Class M Shares	(6.84%)	0.36%	1.09%
Bloomberg U.S. Intermediate Credit Index reflects no deductions for fees, expenses or taxes	(9.10%)	1.08%	1.76%
Bloomberg U.S. Credit Index reflects no deductions for fees, expenses or taxes	(15.26%)	0.42%	1.82%